INCOME TAXES - Income tax recovery balance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax:
Previously unrecognized tax assets	$ 3,764	$ 0
Origination of temporary differences	2,656	211
Prior year over (under) provision	212	25
Income tax recovery	$ 6,632	$ 236